Quarterly Holdings Report
for
Fidelity® Stocks For Inflation ETF
October 31, 2021
SXE-NPRT1-1221
1.9896217.101

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 6.3%
Diversified Telecommunication Services – 1.1%
Lumen Technologies, Inc.	70,472	$ 835,798
Entertainment – 0.2%
Activision Blizzard, Inc.	2,486	194,380
Interactive Media & Services – 3.5%
Alphabet, Inc. Class A (a)	588	1,741,021
Facebook, Inc. Class A (a)	2,569	831,251
j2 Global, Inc. (a)	1,699	217,931
		2,790,203
Media – 1.5%
Comcast Corp. Class A	6,590	338,924
Discovery, Inc. Class A (a)	5,202	121,935
Fox Corp. Class A	4,181	166,153
Nexstar Media Group, Inc. Class A	950	142,433
Omnicom Group, Inc.	2,087	142,083
The Interpublic Group of Cos., Inc.	4,187	153,119
ViacomCBS, Inc. Class B	3,927	142,236
		1,206,883
TOTAL COMMUNICATION SERVICES		5,027,264
CONSUMER DISCRETIONARY – 6.9%
Automobiles – 0.7%
Ford Motor Co. (a)	33,257	568,030
Hotels, Restaurants & Leisure – 1.2%
Boyd Gaming Corp. (a)	6,934	442,250
Starbucks Corp.	4,596	487,498
		929,748
Household Durables – 0.9%
Mohawk Industries, Inc. (a)	2,082	368,951
PulteGroup, Inc.	7,721	371,226
		740,177
Multiline Retail – 1.9%
Kohl's Corp.	7,916	384,164
Macy's, Inc.	23,259	615,666
Target Corp.	2,031	527,288
		1,527,118
Specialty Retail – 1.6%
Bath & Body Works, Inc.	6,674	461,107
Dick's Sporting Goods, Inc.	3,783	469,886
Foot Locker, Inc.	7,472	356,190
		1,287,183
Textiles, Apparel & Luxury Goods – 0.6%
Crocs, Inc. (a)	2,876	464,330
TOTAL CONSUMER DISCRETIONARY		5,516,586
CONSUMER STAPLES – 10.2%
Beverages – 2.2%
The Coca-Cola Co.	31,288	1,763,705
Food Products – 4.2%
Bunge Ltd.	18,728	1,734,962

	Shares	Value

Tyson Foods, Inc. Class A	20,224	$ 1,617,313
		3,352,275
Tobacco – 3.8%
Altria Group, Inc.	32,426	1,430,311
Philip Morris International, Inc.	16,640	1,573,145
		3,003,456
TOTAL CONSUMER STAPLES		8,119,436
ENERGY – 9.7%
Oil, Gas & Consumable Fuels – 9.7%
EOG Resources, Inc.	39,751	3,675,378
Ovintiv, Inc.	108,022	4,052,985
TOTAL ENERGY		7,728,363
FINANCIALS – 6.0%
Banks – 1.9%
CIT Group, Inc.	6,978	345,620
First Horizon Corp.	22,795	386,831
Popular, Inc.	4,831	393,437
Western Alliance Bancorp	3,693	428,720
		1,554,608
Capital Markets – 1.2%
Evercore, Inc. Class A	2,676	406,324
Goldman Sachs Group, Inc.	1,246	515,034
		921,358
Consumer Finance – 1.8%
Capital One Financial Corp.	2,580	389,658
Discover Financial Services	3,038	344,266
OneMain Holdings, Inc.	6,086	321,402
Synchrony Financial	7,823	363,378
		1,418,704
Diversified Financial Services – 1.1%
Berkshire Hathaway, Inc. Class B (a)	3,097	888,870
TOTAL FINANCIALS		4,783,540
HEALTH CARE – 17.0%
Biotechnology – 2.1%
Moderna, Inc. (a)	2,570	887,189
United Therapeutics Corp. (a)	4,201	801,383
		1,688,572
Health Care Providers & Services – 7.1%
Anthem, Inc.	2,686	1,168,759
HCA Healthcare, Inc.	3,882	972,286
Laboratory Corp. of America Holdings (a)	3,006	862,782
Tenet Healthcare Corp. (a)	12,448	892,024
UnitedHealth Group, Inc.	3,730	1,717,553
		5,613,404
Life Sciences Tools & Services – 2.2%
Bio-Rad Laboratories, Inc. Class A (a)	1,150	913,882
Waters Corp. (a)	2,235	821,474
		1,735,356

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 5.6%
Bristol-Myers Squibb Co.	16,339	$ 954,198
Eli Lilly & Co.	4,615	1,175,717
Jazz Pharmaceuticals PLC (a)	5,814	773,495
Johnson & Johnson	9,556	1,556,481
		4,459,891
TOTAL HEALTH CARE		13,497,223
INDUSTRIALS – 4.8%
Building Products – 0.3%
Owens Corning	2,427	226,706
Construction & Engineering – 0.3%
MasTec, Inc. (a)	2,287	203,840
Electrical Equipment – 0.3%
Emerson Electric Co.	2,614	253,584
Machinery – 1.0%
Caterpillar, Inc.	1,432	292,142
Deere & Co.	820	280,694
Snap-on, Inc.	1,063	216,034
		788,870
Road & Rail – 2.6%
Avis Budget Group, Inc. (a)	2,777	481,282
Union Pacific Corp.	6,589	1,590,585
		2,071,867
Trading Companies & Distributors – 0.3%
United Rentals, Inc. (a)	741	280,921
TOTAL INDUSTRIALS		3,825,788
INFORMATION TECHNOLOGY – 21.9%
Communications Equipment – 0.7%
Cisco Systems, Inc.	10,347	579,121
IT Services – 5.1%
Accenture PLC Class A	1,650	592,004
Alliance Data Systems Corp.	2,620	223,355
Amdocs Ltd.	3,285	255,704
Automatic Data Processing, Inc.	1,720	386,123
DXC Technology Co. (a)	6,447	209,979
Gartner, Inc. (a)	917	304,361
International Business Machines Corp.	2,955	369,671
Mastercard, Inc. Class A	1,894	635,475
Paychex, Inc.	2,507	309,063
Visa, Inc. Class A	3,433	727,006
		4,012,741
Semiconductors & Semiconductor Equipment – 4.2%
Applied Materials, Inc.	2,974	406,397
Broadcom, Inc.	1,067	567,292
Intel Corp.	10,229	501,221
KLA Corp.	894	333,247
Lam Research Corp.	571	321,798
Micron Technology, Inc.	4,516	312,056

	Shares	Value

QUALCOMM, Inc.	3,257	$433,311
Texas Instruments, Inc.	2,551	478,262
		3,353,584
Software – 6.3%
Consensus Cloud Solutions, Inc. (a)	563	35,655
Fortinet, Inc. (a)	983	330,622
Microsoft Corp.	11,739	3,892,887
Oracle Corp.	5,267	505,316
Teradata Corp. (a)	4,811	272,110
		5,036,590
Technology Hardware, Storage & Peripherals – 5.6%
Apple, Inc.	24,368	3,650,327
HP, Inc.	9,758	295,960
NetApp, Inc.	3,207	286,385
Seagate Technology Holdings PLC	2,871	255,720
		4,488,392
TOTAL INFORMATION TECHNOLOGY		17,470,428
MATERIALS – 8.1%
Chemicals – 3.0%
Olin Corp.	41,038	2,338,345
Metals & Mining – 2.6%
Freeport-McMoRan, Inc.	55,132	2,079,579
Paper & Forest Products – 2.5%
Louisiana-Pacific Corp.	34,173	2,013,815
TOTAL MATERIALS		6,431,739
REAL ESTATE – 5.4%
Equity Real Estate Investment Trusts (REITs) – 3.6%
Simon Property Group, Inc.	10,265	1,504,644
Weyerhaeuser Co.	38,867	1,388,329
		2,892,973
Real Estate Management & Development – 1.8%
CBRE Group, Inc. Class A (a)	13,778	1,434,014
TOTAL REAL ESTATE		4,326,987
UTILITIES – 3.5%
Electric Utilities – 1.7%
NRG Energy, Inc.	34,476	1,375,248
Multi-Utilities – 1.8%
MDU Resources Group, Inc.	44,774	1,375,905
TOTAL UTILITIES		2,751,153
TOTAL COMMON STOCKS (Cost $74,470,492)		79,478,507

Quarterly Report	3

Money Market Fund – 0.2%
	Shares	Value
Fidelity Cash Central Fund, 0.06% (b) (Cost $101,519)	101,499	$ 101,519
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $74,572,011)		79,580,026
NET OTHER ASSETS (LIABILITIES) – 0.0%		36,914
NET ASSETS – 100.0%		$ 79,616,940

Legend
(a)	Non-income producing.
(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$—	$639,215	$537,696	$9	$—	$—	$101,519	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
4	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	5